DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends [line items]
Dividends paid to non-controlling interests	$ 87	$ 108	$ 93
Dividend payable to non-controlling interest	0	0	7
Omnium Telecom Algeria S.p.A
Dividends [line items]
Dividends paid to non-controlling interests	45	69	76
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	24	24	0
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	16	12	13
Other
Dividends [line items]
Dividends paid to non-controlling interests	2	3	4
Pakistan Mobile Communications Limited
Dividends [line items]
Dividend declared to the non-controlling interest	$ 25	$ 24	$ 11